Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers
Revenue from Contracts with Customers

Note 3 Revenue from Contracts with Customers

The Group’s revenues in 2022 primarily consisted of net sales of TARPEYO in the U.S., milestone fees from STADA for the conditional approval and commercialization of Kinpeygo in Europe and the milestone fee from Viatris to register and commercialize Nefecon for the treatment of IgA nephropathy (IgAN) in Japan. In addition, net sales also consisted of the milestone fee from Everest Medicines for the extension of the license agreement for South Korea.

The recognition of revenue is associated with significant accounting judgments and estimates, for additional information see Note 2.

Set out below is the Group’s revenue from contracts with customers:

	Year Ended December 31,
Type of goods or service	2022	2021	2020
Product sales	375,515	—	—
Outlicensing of product	421,689	225,252	—
Royalty income	2,287	—	—
Performance of certain regulatory services	3,387	4,095	—
Provision of drugs	—	—	874
Total	802,879	229,347	874

	Year Ended December 31,
Geographical markets	2022	2021	2020
USA	372,247	—	—
Europe*	143,955	201,878	—
Asia	286,677	27,469	874
Total	802,879	229,347	874

* No net sales was recorded in Sweden in 2022, 2021 and 2020, respectively.

	Year Ended December 31,
Revenue from major customers	2022	2021	2020
Customer A	372,247	—	—
Customer B	80,643	27,469	874
Customer C	143,955	201,879	—
Customer D	206,034	—	—
Total	802,879	229,348	874

As of December 31, 2022, the total liability for expected returns and rebates amounts to SEK 24,294, which are recognized in other current liabilities and accrued expenses and deferred revenue. In addition, there are no other performance obligations. No liability for expected returns and rebates was recorded as of December 31, 2021.

Contract assets comprise of accrued royalties and amounts to SEK 2,287 as of December 31, 2022. No contract assets were recorded December 31, 2021. Changes in contract asset balances are entirely attributable to the ordinary operations of the Group where sales have commenced during the year. Contract liabilities comprises of accrued rebates on sales and amounts to SEK 15,849 as of December 31, 2022 and deferred revenue amounts to SEK 3,387 as of December 31, 2021. Opening balance comprise prepaid income which has been recognized as revenue during the year.